Schedule of Investments (unaudited)
August 31, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 5.9%
AGL Energy Ltd.	169,227	$ 1,211,448
Ampol Ltd.	5,310	120,957
APA Group	9,923	57,644
Aristocrat Leisure Ltd.	492,707	13,006,527
Beach Energy Ltd.	64,986	65,089
BHP Group Ltd.	425,568	12,234,292
Brambles Ltd.	467,169	4,524,054
Cochlear Ltd.	20,276	3,558,936
Commonwealth Bank of Australia	30,016	1,977,367
CSL Ltd.	43,346	7,654,856
Flight Centre Travel Group Ltd.(a)	150,232	2,046,546
Glencore PLC	444,414	2,366,592
Goodman Group	10,446	157,393
Macquarie Group Ltd.	81,615	9,331,091
Qantas Airways Ltd.(a)	537,758	2,048,649
Ramsay Health Care Ltd.	10,410	345,446
REA Group Ltd.	358	38,169
Rio Tinto Ltd.	6,709	485,909
Rio Tinto PLC	119,357	7,350,564
Rocketboots Ltd.(a)(b)	1,389	108
Sonic Healthcare Ltd.	130,659	2,715,642
Telstra Group Ltd.	210,884	547,058
Transurban Group	166,921	1,429,142
Woolworths Group Ltd.	42,516	1,047,717
Worley Ltd.	275,500	3,097,728
		77,418,924
Austria — 0.3%
ams-OSRAM AG(a)(b)	267,849	1,877,399
BAWAG Group AG(c)	25,446	1,198,830
Erste Group Bank AG	9,590	342,112
Verbund AG	3,305	270,478
		3,688,819
Belgium — 1.0%
Anheuser-Busch InBev SA/NV	21,737	1,233,836
Sofina SA	4,319	970,339
Solvay SA	90,996	10,537,113
UCB SA	2,483	222,718
		12,964,006
China — 0.0%
Budweiser Brewing Co. APAC Ltd.(c)	47,100	101,993
Denmark — 2.7%
DSV A/S	14,491	2,751,835
Genmab A/S(a)	7,048	2,700,339
Novo Nordisk A/S, Class B	158,777	29,287,011
Pandora A/S	2,982	308,811
		35,047,996
Finland — 0.0%
Kone Oyj, Class B	4,768	216,893
Wartsila Oyj Abp	5,082	64,495
		281,388
France — 10.2%
Air Liquide SA	2,174	392,790
Amundi SA(c)	1,458	86,787
Arkema SA	1,444	150,897
AXA SA	9,893	297,234
Bureau Veritas SA	8,648	231,664
Carrefour SA	274,341	5,243,677
Credit Agricole SA	289,608	3,650,590
Security	Shares	Value
France (continued)
Danone SA	3,322	$ 193,649
Dassault Aviation SA	28,094	5,516,539
Dassault Systemes SE	243,809	9,662,270
Eiffage SA	248	24,511
Engie SA	468,285	7,541,373
EssilorLuxottica SA	701	131,758
Faurecia SE(a)	13,326	282,445
Getlink SE	61,109	1,022,805
Hermes International SCA	8,019	16,492,558
La Francaise des Jeux SAEM, Class A(c)	3,246	117,374
Legrand SA	711	70,047
L’Oreal SA	27,820	12,219,440
LVMH Moet Hennessy Louis Vuitton SE	18,469	15,618,450
Pernod Ricard SA	20,924	4,106,411
Rexel SA	91,858	2,153,797
Safran SA	60,019	9,618,957
Sanofi	110,996	11,821,515
Schneider Electric SE	81,568	13,981,436
Thales SA	19,462	2,838,131
TotalEnergies SE	31,202	1,957,267
Ubisoft Entertainment SA(a)	147,421	4,457,957
Valeo SE	38,734	752,923
Vallourec SA(a)	30,968	413,842
Veolia Environnement SA	55,188	1,721,696
Wendel SE	359	32,802
		132,803,592
Germany — 9.5%
adidas AG, Class N	5,646	1,126,772
Allianz SE, Registered Shares	422	102,579
Aurubis AG	4,864	402,197
Bayer AG, Registered Shares	32,701	1,789,154
Bayerische Motoren Werke AG	14,418	1,516,473
Beiersdorf AG	11,848	1,551,320
Commerzbank AG	27,981	307,441
Covestro AG(a)(c)	86,715	4,604,939
Delivery Hero SE(a)(c)	10,058	366,892
Deutsche Bank AG, Registered Shares	419,582	4,564,534
Deutsche Telekom AG, Registered Shares	451,825	9,670,648
E.ON SE, Class N	389,555	4,795,292
GEA Group AG	70,304	2,772,321
HUGO BOSS AG	25,522	1,921,306
Infineon Technologies AG, Class N	394,248	14,088,716
KION Group AG	8,745	349,111
Mercedes-Benz Group AG, Class N	226,557	16,578,253
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	562	218,145
Nemetschek SE	23,441	1,618,967
RWE AG	66,935	2,756,160
SAP SE	170,197	23,743,233
Scout24 SE(c)	66,311	4,567,928
Siemens AG, Registered Shares	96,620	14,515,303
SMA Solar Technology AG(a)	7,970	640,307
TeamViewer SE(a)(c)	225,712	4,183,203
thyssenkrupp AG	19,244	147,886
Volkswagen AG	2,953	421,999
Zalando SE(a)(c)	134,864	4,192,317
		123,513,396
Hong Kong — 2.3%
AIA Group Ltd.	2,245,000	20,313,344
CK Asset Holdings Ltd.	181,000	998,716
CK Infrastructure Holdings Ltd.	42,500	214,821
Henderson Land Development Co. Ltd.	21,000	57,669

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	20,100	$ 71,306
Jardine Matheson Holdings Ltd.	82,500	3,922,317
New World Development Co. Ltd.	1,017,000	2,159,475
Sino Land Co. Ltd.	342,000	391,754
Sun Hung Kai Properties Ltd.	150,000	1,688,501
Swire Properties Ltd.	82,600	172,615
		29,990,518
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	132,126
Ireland — 0.1%
CRH PLC	3,199	184,050
Kingspan Group PLC	6,209	524,626
		708,676
Israel — 0.3%
Bank Hapoalim BM	80,244	664,352
Bank Leumi Le-Israel BM	14,569	113,092
Nice Ltd.(a)	3,553	692,492
Teva Pharmaceutical Industries Ltd.(a)	186,507	1,814,296
		3,284,232
Italy — 3.2%
Assicurazioni Generali SpA	85,920	1,779,659
Banca Monte dei Paschi di Siena SpA(a)	22,749	62,934
Enel SpA	2,395,530	16,085,563
Ferrari NV	15,641	4,959,167
Intesa Sanpaolo SpA	1,328,490	3,547,600
Leonardo SpA	192,723	2,773,855
Mediobanca Banca di Credito Finanziario SpA	195,599	2,553,460
MFE-MediaForEurope NV, Class A	119	60
MFE-MediaForEurope NV, Class B	11	8
Moncler SpA	12,578	852,218
Poste Italiane SpA(c)	182,601	2,027,042
Recordati Industria Chimica e Farmaceutica SpA	24,260	1,216,104
Saipem SpA(a)	176,117	284,206
Snam SpA	428,457	2,210,987
UniCredit SpA	151,755	3,697,225
		42,050,088
Japan — 23.4%
ANA Holdings, Inc.(a)	92,100	2,079,171
Astellas Pharma, Inc.	848,300	12,835,091
Central Japan Railway Co.	52,800	6,769,988
Concordia Financial Group Ltd.	24,100	106,788
Dai-ichi Life Holdings, Inc.	78,700	1,462,688
Daito Trust Construction Co. Ltd.	15,200	1,676,322
Daiwa House Industry Co. Ltd.	52,400	1,455,451
Denso Corp.	57,500	3,924,527
DMG Mori Co. Ltd.	192,100	3,500,308
Fast Retailing Co. Ltd.	52,800	12,112,917
FUJIFILM Holdings Corp.	63,400	3,746,715
GMO Payment Gateway, Inc.	3,500	221,631
Hitachi Ltd.	200,500	13,325,680
Honda Motor Co. Ltd.	222,300	7,183,934
Hoya Corp.	3,000	332,853
Hulic Co. Ltd.	70,100	629,067
ITOCHU Corp.	23,000	863,175
J Front Retailing Co. Ltd.	167,400	1,762,956
Japan Airport Terminal Co. Ltd.	7,800	369,702
Japan Exchange Group, Inc.	41,400	722,337
Japan Post Bank Co. Ltd.	121,400	974,121
Japan Post Holdings Co. Ltd.	165,500	1,268,831
Security	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	32,600	$ 713,819
JGC Holdings Corp.	26,400	352,456
Kakaku.com, Inc.	199,400	2,373,387
Kansai Paint Co. Ltd.	70,000	1,147,745
Kao Corp.	10,400	401,728
KDDI Corp.	87,100	2,589,259
Kirin Holdings Co. Ltd.	46,200	648,614
Kobayashi Pharmaceutical Co. Ltd.	34,900	1,723,179
Konica Minolta, Inc.	26,800	82,743
Kubota Corp.	4,800	77,249
Kyowa Kirin Co. Ltd.	86,100	1,574,062
Lawson, Inc.	111,900	5,341,108
Marui Group Co. Ltd.	95,400	1,651,258
MISUMI Group, Inc.	3,400	59,227
Mitsubishi Chemical Group Corp.	572,000	3,414,674
Mitsubishi Corp.	342,800	16,908,592
Mitsubishi Electric Corp.	62,900	819,466
Mitsubishi Estate Co. Ltd.	84,400	1,075,003
Mitsubishi HC Capital, Inc.	72,800	472,971
Mitsubishi UFJ Financial Group, Inc.	2,027,900	16,177,938
Mitsui & Co. Ltd.	35,900	1,337,107
Mitsui Fudosan Co. Ltd.	248,700	5,444,820
Mizuho Financial Group, Inc.	148,100	2,440,544
MS&AD Insurance Group Holdings, Inc.	246,200	8,841,447
Murata Manufacturing Co. Ltd.	27,600	1,544,035
Nexon Co. Ltd.	60,300	1,223,348
Nidec Corp.	136,500	7,102,703
Nikon Corp.	131,400	1,417,170
Nintendo Co. Ltd.	76,900	3,297,233
Nippon Express Holdings, Inc.	34,900	1,812,336
Nippon Shinyaku Co. Ltd.	18,600	814,241
Nippon Telegraph & Telephone Corp.	12,473,600	14,402,469
Nissan Motor Co. Ltd.	1,134,100	4,822,440
Nisshin Seifun Group, Inc.	29,100	383,788
Nitto Denko Corp.	800	54,578
Nomura Holdings, Inc.	77,100	298,501
Obic Co. Ltd.	7,500	1,304,011
Olympus Corp.	97,900	1,322,278
Omron Corp.	53,800	2,595,984
Ono Pharmaceutical Co. Ltd.	146,400	2,765,779
Oracle Corp. Japan	10,200	712,441
Oriental Land Co. Ltd.	38,400	1,383,215
ORIX Corp.	195,000	3,635,713
Otsuka Holdings Co. Ltd.	99,700	3,787,776
Pan Pacific International Holdings Corp.	4,500	89,663
Panasonic Holdings Corp.	474,100	5,456,918
Park24 Co. Ltd.(a)	2,000	28,208
Rakuten Group, Inc.	145,700	566,925
Recruit Holdings Co. Ltd.	423,500	15,086,129
Renesas Electronics Corp.(a)	20,300	338,191
Resona Holdings, Inc.	270,800	1,434,570
Santen Pharmaceutical Co. Ltd.	20,100	186,544
SBI Holdings, Inc.	2,000	40,822
Sega Sammy Holdings, Inc.	279,200	5,571,940
Sekisui House Ltd.	137,400	2,800,130
Sharp Corp.(a)	23,200	142,816
Shimadzu Corp.	8,600	252,726
Shionogi & Co. Ltd.	158,800	6,974,391
Shiseido Co. Ltd.	41,600	1,688,096
Skylark Holdings Co. Ltd.(a)	74,500	1,042,603
SoftBank Corp.	235,900	2,705,469
SoftBank Group Corp.	84,600	3,791,474

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sompo Holdings, Inc.	25,800	$ 1,122,751
Sony Group Corp.	8,800	732,094
Subaru Corp.	11,100	213,380
Sumitomo Mitsui Financial Group, Inc.	55,500	2,537,264
Sumitomo Mitsui Trust Holdings, Inc.	21,000	786,635
Sumitomo Realty & Development Co. Ltd.	35,800	915,167
Suzuki Motor Corp.	27,700	1,088,400
T&D Holdings, Inc.	91,200	1,445,468
TDK Corp.	30,700	1,117,392
Terumo Corp.	29,900	904,698
Toho Co. Ltd	44,200	1,684,670
Tokio Marine Holdings, Inc.	367,900	8,119,002
Tokyo Electron Ltd.	46,400	6,891,591
Tokyo Tatemono Co. Ltd.	6,800	89,274
Toyota Motor Corp.	1,077,200	18,559,200
Unicharm Corp.	17,900	714,096
Yamada Holdings Co. Ltd.	382,200	1,202,292
ZOZO, Inc.	66,500	1,328,073
		305,321,750
Luxembourg — 1.0%
ArcelorMittal SA	467,781	12,426,409
SES SA	9	66
		12,426,475
Macau — 0.1%
Galaxy Entertainment Group Ltd.(a)	105,000	694,019
Sands China Ltd.(a)	77,200	261,145
		955,164
Netherlands — 5.6%
Adyen NV(a)(c)	1,058	883,453
Argenx SE(a)	3,309	1,663,051
ASML Holding NV	18,008	11,840,767
ING Groep NV	1,048,127	14,850,916
Koninklijke Philips NV(a)	81,704	1,836,018
NN Group NV	33,274	1,280,898
QIAGEN NV(a)	4,119	187,940
Shell PLC	659,455	20,163,018
Signify NV(c)	97,002	2,741,987
Stellantis NV	208,306	3,866,837
Wolters Kluwer NV, Class C	113,376	13,660,715
		72,975,600
New Zealand — 0.2%
Xero Ltd.(a)	32,745	2,650,499
Norway — 1.8%
Aker BP ASA	47,131	1,281,864
DNB Bank ASA	317,733	6,280,487
Equinor ASA	449,840	13,815,141
Gjensidige Forsikring ASA	76,582	1,189,135
Kongsberg Gruppen ASA	15,136	627,856
Mowi ASA	17,826	323,138
Norsk Hydro ASA	30,655	169,611
Telenor ASA	3,988	42,697
		23,729,929
Portugal — 0.0%
Galp Energia SGPS SA	17,796	245,624
Singapore — 1.0%
DBS Group Holdings Ltd.	4,900	120,607
Genting Singapore Ltd.	78,400	50,725
Jardine Cycle & Carriage Ltd.	160,400	3,963,271
Singapore Airlines Ltd.(b)	1,160,300	5,895,646
Security	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	86,500	$ 151,984
STMicroelectronics NV	60,047	2,833,902
		13,016,135
Spain — 4.2%
Acciona SA	12,138	1,734,746
ACS Actividades de Construccion y Servicios SA	12,146	426,391
Aena SME SA(c)	1,796	282,326
Amadeus IT Group SA	112,257	7,702,339
Banco Bilbao Vizcaya Argentaria SA	901,402	7,111,959
Banco de Sabadell SA	733,173	847,959
Banco Santander SA	4,129,111	16,118,439
Bankinter SA	274,790	1,761,340
CaixaBank SA	2,065,713	8,366,629
Grifols SA, Class A(a)	68,491	938,316
Industria de Diseno Textil SA	79,489	3,045,331
Repsol SA	66,499	1,027,816
Telefonica SA	1,188,836	4,926,145
		54,289,736
Sweden — 1.3%
Assa Abloy AB, Class B	141,344	3,181,079
Electrolux AB, Class B	330,954	3,639,644
Elekta AB, B Shares	317,292	2,266,024
Industrivarden AB, C Shares	9,324	242,431
Investor AB, A Shares	9,439	180,129
Investor AB, B Shares	96,227	1,852,162
Saab AB, Class B	84,742	4,467,104
SKF AB, B Shares	8,674	140,444
Swedish Orphan Biovitrum AB(a)	20,142	388,508
Trelleborg AB, B Shares	40,545	1,029,311
Volvo Car AB, Class B(a)	33,183	125,984
		17,512,820
Switzerland — 10.8%
ABB Ltd., Registered Shares	429,981	16,351,420
Chocoladefabriken Lindt & Spruengli AG, NVS	235	2,808,902
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	11	1,296,014
Cie Financiere Richemont SA, Registered Shares	58,358	8,277,592
Dufry AG, Registered Shares(a)	68,941	3,063,226
Flughafen Zurich AG, Registered Shares	5,194	1,068,890
Holcim AG	43,252	2,860,263
Logitech International SA, Registered Shares	174,697	12,085,983
Medmix AG(c)	2	60
Nestlé SA, Registered Shares	322,089	38,727,794
Novartis AG, Registered Shares	281,489	28,329,551
Roche Holding AG	2,515	783,821
Roche Holding AG, NVS	75,495	22,156,908
Temenos AG, Registered Shares	43,845	3,474,976
		141,285,400
United Kingdom — 11.6%
AstraZeneca PLC	94,416	12,682,215
Auto Trader Group PLC(c)	435,728	3,341,364
BAE Systems PLC	1,153,368	14,679,804
Barclays PLC	1,574,535	2,932,823
BP PLC	2,778,391	17,168,475
British American Tobacco PLC	525,000	17,390,303
Bunzl PLC	1,597	57,187
Burberry Group PLC	3,835	105,883
Centrica PLC	619,186	1,188,445
Close Brothers Group PLC	15	156
CNH Industrial NV	173,908	2,397,814
ConvaTec Group PLC(c)	139,923	410,692

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Diageo PLC	35,854	$ 1,468,330
Direct Line Insurance Group PLC	219,470	449,750
Dunelm Group PLC	24	354
easyJet PLC(a)	102,363	546,823
Experian PLC	205,094	7,162,624
GSK PLC	363,715	6,370,812
Halma PLC	11,520	312,289
HSBC Holdings PLC	866,149	6,389,769
IG Group Holdings PLC	42,400	362,909
IMI PLC	34,631	657,212
Intertek Group PLC	33,852	1,772,817
Just Eat Takeaway.com NV(a)(c)	86,183	1,210,522
Kingfisher PLC	21,073	62,450
Lloyds Banking Group PLC	3,435,198	1,835,303
London Stock Exchange Group PLC	45,934	4,752,066
Pearson PLC	7,992	84,705
Reckitt Benckiser Group PLC	45,513	3,284,480
RELX PLC	68,089	2,219,345
Rightmove PLC	310,825	2,200,088
Smiths Group PLC	571,715	11,857,287
Spectris PLC	50,238	2,113,228
Standard Chartered PLC	400,839	3,606,634
Tesco PLC	1,412,409	4,751,745
Unilever PLC	128,133	6,543,658
United Utilities Group PLC	1,725	20,656
Vodafone Group PLC	9,269,471	8,593,304
Weir Group PLC	1,133	26,263
		151,010,584
United States — 0.2%
Ferrovial SE	21,683	687,725
Tenaris SA	90,382	1,443,385
		2,131,110
Total Common Stocks — 96.7% (Cost: $1,108,851,777)		1,259,536,580
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, 2.19%	6,883	661,329
Volkswagen AG, Preference Shares, NVS, 2.50%	49,831	6,098,437
		6,759,766
Total Preferred Securities — 0.5% (Cost: $7,350,564)		6,759,766
Security	Shares	Value
Rights
Sweden — 0.0%
Swedish Orphan Biovitrum AB, Expires 09/22/23(a)	20,142	$ 18,194
Total Rights — 0.0% (Cost: $ —)		18,194
Total Long-Term Investments — 97.2% (Cost: $1,116,202,341)		1,266,314,540
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(f)(g)	32,048,348	32,048,348
SL Liquidity Series, LLC, Money Market Series, 5.49%(f)(g)(h)	634,405	634,596
Total Short-Term Securities — 2.5% (Cost: $32,682,417)		32,682,944
Total Investments — 99.7% (Cost: $1,148,884,758)		1,298,997,484
Other Assets Less Liabilities — 0.3%		4,506,037
Net Assets — 100.0%		$ 1,303,503,521
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $132,126, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 39,104,394	$ —	$ (7,056,046)(a)	$ —	$ —	$ 32,048,348	32,048,348	$ 366,890	$ —
SL Liquidity Series, LLC, Money Market Series	2,613,380	—	(1,979,493)(a)	375	334	634,596	634,405	9,160(b)	—
				$ 375	$ 334	$ 32,682,944		$ 376,050	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
MSCI EAFE Index	272	09/15/23	$ 28,686	$ (278,768)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 108	$ 77,418,816	$ —	$ 77,418,924
Austria	—	3,688,819	—	3,688,819
Belgium	—	12,964,006	—	12,964,006
China	—	101,993	—	101,993
Denmark	—	35,047,996	—	35,047,996
Finland	—	281,388	—	281,388
France	—	132,803,592	—	132,803,592
Germany	—	123,513,396	—	123,513,396
Hong Kong	—	29,990,518	—	29,990,518
India	—	—	132,126	132,126
Ireland	—	708,676	—	708,676
Israel	—	3,284,232	—	3,284,232
Italy	60	42,050,028	—	42,050,088
Japan	28,208	305,293,542	—	305,321,750
Luxembourg	—	12,426,475	—	12,426,475
Macau	—	955,164	—	955,164
Netherlands	—	72,975,600	—	72,975,600
New Zealand	—	2,650,499	—	2,650,499
Norway	—	23,729,929	—	23,729,929
Portugal	—	245,624	—	245,624
Singapore	—	13,016,135	—	13,016,135
Spain	—	54,289,736	—	54,289,736
Sweden	—	17,512,820	—	17,512,820
Switzerland	60	141,285,340	—	141,285,400
United Kingdom	354	151,010,230	—	151,010,584
United States	687,725	1,443,385	—	2,131,110
Preferred Securities	—	6,759,766	—	6,759,766
Rights	18,194	—	—	18,194
Short-Term Securities
Money Market Funds	32,048,348	—	—	32,048,348
	$ 32,783,057	$ 1,265,447,705	$ 132,126	1,298,362,888
Investments valued at NAV(a)				634,596
				$ 1,298,997,484
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (278,768)	$ —	$ —	$ (278,768)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares